Income taxes (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities		$ 522,714	$ 363,534
Deferred income tax assets		151,234	215,445
Deferred income tax liabilities		673,948	578,979
Valuation allowance on tax assets		104,858	127,361	$ 72,000
Unrecognized tax benefits		$ 31,000	$ 29,800
Statutory income tax rate		12.50%	12.50%	12.50%
Ireland
Income Tax Disclosure [Line Items]
Net deferred income tax liabilities		$ 572,165	$ 427,914
Valuation allowance on tax assets		$ 2,928	$ 1,562
Statutory income tax rate	[1]	12.50%	12.50%	12.50%
United States
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets		$ 59,983	$ 89,130
Statutory income tax rate	[1]	35.70%	36.30%	36.30%
Federal and state statutory rate		35.70%
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Change In Tax Rate, Provisional Income Tax Expense (Benefit)		$ 22,000
The Netherlands
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets		$ 18,240	$ 26,758
Statutory income tax rate	[1]	25.00%	25.00%	25.00%
Carried back period		1 year
Carry forward period		9 years
Australia
Income Tax Disclosure [Line Items]
Valuation allowance on tax assets		$ 23,700	$ 9,900

[1]	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States, the Netherlands and Isle of Man) does not differ from the actual income tax expense.